Investments - Summary of Downward Adjustments and Impairments and Upward Adjustments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Equity Securities without Readily Determinable Fair Value [Line Items]
Downward adjustments and impairments	¥ 3,084	¥ 1,272	¥ 1,413
Upward adjustments	¥ 404	¥ 6,928	¥ 2,373